Discontinued Operations and Disposition (Details) - USD ($)			12 Months Ended
	Dec. 14, 2020	Sep. 05, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 08, 2019	Aug. 14, 2017
Discontinued Operations and Disposition (Details) [Line Items]
Equity interest	100.00%
Total considerations	$ 8,000,000
Canceling ordinary shares (in Shares)	475,000
Canceling ordinary per shares (in Dollars per share)	$ 16.00
Cash payment	$ 400,000
Description of discontinued operation		the Company sold 90% equity of wholly owned subsidiary AGM Holdings incorporated AGM Group Ltd (“AGM Belize”) to Mr. Zhentao Jiang (the “Buyer”), a related party, at a sales price of $450,000 (the “Transfer Price”). Pursuant to an equity transfer agreement, the Buyer shall pay the Transfer Price in available cash to the seller’s designated bank account. A 20% initial payment shall be paid by the Buyer within five working days upon the signing of the equity transfer agreement. A 30% shall be paid by the Buyer after the completion of legal and financial due diligence, and the remaining 50% shall be paid after the approval by The International Business Company Registry of Belize.	The Company realized a gain of $450,000 from the disposal of 90% equity of AGM Belize with an investment cost basis of $0. The Company also realized a gain of $4,172,068 resulted from 90% of liabilities being assumed by the acquirer pursuant to the equity transfer agreement. Together, the Company recognized a total gain on disposal of operation of $5,072,068 for the year ended December 31, 2018 and recognized the remaining 10% equity in AGM Belize under cost method investment.
Realized gain (loss)			$ 347,990	$ 319
Disposal of equity interest rate			100.00%
Loss from discontinued operations			$ 322,490	(76,944)
Total loss from discontinued operation			$ (25,500)	76,944	$ 6,626,470
Impairment loss on intangible assets					$ 2,711,535
Hong Kong [Member]
Discontinued Operations and Disposition (Details) [Line Items]
Total considerations							$ 971
AGM Holdings [Member]
Discontinued Operations and Disposition (Details) [Line Items]
Equity interest						100.00%
AGM Global [Member]
Discontinued Operations and Disposition (Details) [Line Items]
Ceased business and realized loss				$ 16,537